Basis of preparation and changes to Group's accounting policies (Tables)	6 Months Ended
Jun. 30, 2021
Basis of preparation and changes to Group's accounting policies
New standards and interpretations applied for the first time

New standards and interpretations applied for the first time

The following new standards and amendments to standards have not been applied  in preparing these consolidated financial statements.

Standard/interpretation	Effective Date

Amendments to IFRS 3 Business Combinations	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment	January 1, 2022
Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets	January 1, 2022
Annual Improvements 2018-2020	January 1, 2022
Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies	January 1, 2023
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023

The amended standards are not expected to have a significant effect on the consolidated financial statements of the Group.